INVENTORIES (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVENTORIES
Inventories	$ 31,529	$ 20,079
Gross value | Mobile handsets and others
INVENTORIES
Subtotal	32,896	21,605
Impairment allowance
INVENTORIES
Allowance for obsolescence of inventories	$ (1,367)	$ (1,526)	$ (1,962)